Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) - USD ($)			6 Months Ended
	Mar. 04, 2024	Mar. 01, 2024	Jun. 30, 2023
RPK Biopharma Unipessoal Lda.[Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Exercise price per share	$ 0.0001
Consideration amount (in Dollars)	$ 2,000,000		$ 2,000,000
Non-adjusting events after reporting period [member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Purchase price share (in Shares)	373,002	367,870
Purchase price per share	$ 0.16862	$ 0.20544
Exercise price per share	$ 0.0001
AdvisorsFees (in Dollars)	$ 125,000	$ 150,000
Non-adjusting events after reporting period [member] | Warrants [member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Purchase price share (in Shares)	373,002	361,972
Purchase price per share	$ 0.16862	$ 0.20534
Exercise price per share		$ 0.0001
Non-adjusting events after reporting period [member] | Warrants [member] | Securities Purchase Agreement [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Details) [Line Items]
Purchase price share (in Shares)	367,870
Purchase price per share	$ 0.16872